Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Cash on hand and at banks	124,413	80,346
Deposits held at licensed payment platforms	2,290	1,877
	126,703	82,223
Included in cash and cash equivalents per balance sheet	126,614	81,154
Included in assets classified as held for sale	89	1,069

As of December 31, 2025, cash and cash equivalents located in Mainland China amounted to RMB81.7 million (2024: RMB125.6 million). Remittance of funds out of Mainland China is subject to relevant rules and regulations of foreign exchange control.

As of December 31, 2025, RMB1.1 million of cash at bank was held in accounts where the usage is restricted due to judicial freeze. As of December 31, 2024, RMB12.8 million of cash at bank was held in accounts where the usage is restricted to certain business purposes.

As of December 31, 2024 and 2025, ECLs for cash and cash equivalents were estimated to be immaterial.